INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENT BALANCES
(Dollars in millions)
	December 31,
	2015	2014
Sempra South American Utilities:
Eletrans(1)	$(12)	$(8)
Sempra Mexico:
Energía Sierra Juárez(2)	30	25
Gasoductos de Chihuahua(3)	489	409
Sempra Renewables:
Wind:
Auwahi Wind	44	45
Broken Bow 2 Wind	41	44
Cedar Creek 2 Wind	75	82
Flat Ridge 2 Wind	275	284
Fowler Ridge 2 Wind	46	46
Mehoopany Wind	92	82
Solar:
California solar partnership	120	125
Copper Mountain Solar 2	32	61
Copper Mountain Solar 3	44	56
Mesquite Solar 1	86	86
Sempra Natural Gas:
Cameron LNG JV(4)	983	1,007
Rockies Express Pipeline LLC(5)	477	340
Parent and other:
RBS Sempra Commodities LLP	67	71
Total equity method investments	2,889	2,755
Other(6)	16	93
Total	$2,905	$2,848
(1)	Includes losses on forward exchange contracts, which we discuss below.
(2)	The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014 due to the remeasurement of our retained investment to fair value.
(3)	The carrying value of our equity method investment is $65 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014 due to equity method goodwill.
(4)	The carrying value of our equity method investment is $143 million and $94 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014, respectively, primarily due to guarantees, which we discuss below, and interest capitalized on the investment, as the joint venture has not commenced its planned principal operations.
(5)	The carrying value of our equity method investment is $357 million and $369 million lower than the underlying equity in the net assets of the investee at December 31, 2015 and 2014, respectively, due to an impairment charge recorded in 2012.
(6)	Other includes Sempra Natural Gas’ $77 million investment in industrial development bonds at Mississippi Hub at December 31, 2014, which increased by $2 million and was fully redeemed in June 2015.

EARNINGS (LOSSES) FROM EQUITY METHOD INVESTMENTS
(Dollars in millions)
	Years ended December 31,
	2015		2014		2013
Earnings (losses) recorded before income tax:
Sempra Renewables:
Wind:
Auwahi Wind		$4		$4	$4
Broken Bow 2 Wind		(2)		―	―
Cedar Creek 2 Wind		(6)		(3)	(4)
Flat Ridge 2 Wind		(12)		(7)	(8)
Fowler Ridge 2 Wind		4		2	(3)
Mehoopany Wind		(1)		(1)	(2)
Solar:
California solar partnership		6		6	―
Copper Mountain Solar 2		7		3	―
Copper Mountain Solar 3		8		2	―
Mesquite Solar 1		16		14	1
Sempra Natural Gas:
Cameron LNG JV		5		2	―
Rockies Express Pipeline LLC		79		60	47
Parent and other:
RBS Sempra Commodities LLP		(4)		(2)	(3)
Other		―		1	(1)
		$104		$81	$31

Earnings (losses) recorded net of income tax(1):
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―	$	―	$(11)
Eletrans		(4)		(4)	(4)
Sempra Mexico:
Energía Sierra Juárez		6		3	―
Gasoductos de Chihuahua		83		39	39
		$85		$38	$24
(1)					As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.

SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Gross revenues	$1,533	$1,296	$1,734
Operating expense	(845)	(749)	(1,287)
Income from operations	688	547	447
Interest expense	(312)	(298)	(251)
Net income/Earnings(1)	440	291	222

		At December 31,
		2015	2014
Current assets		$750	$865
Noncurrent assets		15,112	13,161
Current liabilities		859	1,131
Noncurrent liabilities		7,862	6,228
(1)	Except for Gasoductos de Chihuahua, Energía Sierra Juárez, Eletrans and the Argentine investments, there was no income tax recorded by the entities, as they are primarily domestic partnerships.